SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	1 Months Ended
Apr. 30, 2014
Debenture issued	$ 500,000
Additional Debenture received	$ 500,000
Debentures discount	8.00%
Maturity Time	12 months
Interest paid on Debenture	12.00%